Operating leases	12 Months Ended
Dec. 31, 2017
Operating leases
Operating leases

14.  Operating leases

The most significant operating leases are as follows:

a) Aircraft and engine rent. At December 31, 2017, the Company leases 71 aircraft (69 as of December 31, 2016) and 8 spare engines under operating leases (11 as of December 31, 2016) that have maximum terms through 2031. Rents are guaranteed by deposits in cash or letters of credit. The aircraft lease agreements contain certain covenants to which the Company is bound. The most significant covenants include the following:

(i)	Maintain the records, licenses and authorizations required by the competent aviation authorities and make the corresponding payments.
(ii)	Provide maintenance services to the equipment based on the approved maintenance program.
(iii)	Maintain insurance policies on the equipment for the amounts and risks stipulated in each agreement.
(iv)	Periodic submission of financial and operating information to the lessors.
(v)	Comply with the technical conditions relative to the return of aircraft.

As of December 31, 2017 and 2016, the Company was in compliance with the covenants under the above mentioned aircraft lease agreements.

Composition of the fleet and spare engines, operating leases*:

Aircraft Type	Model	At December 31, 2017	At December 31, 2016	At December 31, 2015
A319	132	6	6	6
A319	133	6	9	12
A320	233	39	39	32
A320	232	4	4	4
A320NEO	271N	6	1	—
A321	231	10	10	2

		71	69	56

Engine Type	Model	At December 31, 2017	At December 31, 2016	At December 31, 2015
V2500	V2527M-A5	3	3	3
V2500	V2527E-A5	3	4	3
V2500	V2527-A5	2	4	—

		8	11	6

* Certain of the Company’s aircraft and engine lease agreements include an option to extend the lease term period. Terms and conditions are subject to market conditions at the time of renewal.

During the year ended December 31, 2017, the Company incorporated five aircraft to its fleet (one of them based on the terms of the Airbus purchase agreement and four from a lessors order book). These new aircraft lease agreements were accounted for as operating leases. Also, the Company returned three aircraft to their respective lessors. All the aircraft incorporated through the lessors aircraft order book were not subject to sale and leaseback transactions.

Additionally, during 2017 the Company extended the lease term of three aircraft (effective from 2018) and two spare engines (effective from July 2017 and September 2017 respectively). Such leases were accounted for as operating leases and were not subject to sale and leaseback transactions.

During the year ended December 31, 2016, the Company incorporated 17 aircraft to its fleet (eight of them based on the terms of the Airbus purchase agreement and 9 from a lessor’s aircraft order book). These new aircraft lease agreements were accounted for as operating leases. Also, the Company returned four aircraft to their respective lessors. All the aircraft incorporated through the lessor’s aircraft order book were not subject to sale and leaseback transactions.

Additionally, during 2016 the Company extended the lease term of two aircraft effective from 2016 and entered into certain agreements with different lessors to lease five spare engines which were received during the same period. Such leases were accounted for as operating leases and were not subject to sale and leaseback transactions.

During 2016, the Company purchase two spare engines, which were accounted as part of the property, plant and equipment (See Note 12).

During the year ended December 31, 2015, the Company incorporated seven aircraft to its fleet (five of them based on the terms of the Airbus purchase agreement and two from a lessor’s aircraft order book) and returned one aircraft to a lessor. These new aircraft lease agreements were accounted for as operating leases. Additionally, during August 2015 the Company extended the lease term of three A319CEO, one effective from 2015 and the other two effective from 2016.

As of December 31, 2017, 2016 and 2015, all of the Company’s aircraft and spare engines lease agreements were accounted for as operating leases.

Provided below is an analysis of future minimum aircraft and engine lease payments in U.S. dollars and its equivalent in Mexican pesos:

	Aircraft operating leases				Engine operating leases
	in U.S. dollars		in Mexican pesos(1)		in U.S. dollars		in Mexican pesos(1)
2018	US$	257,681	Ps.	5,085,438	US$	4,336	Ps.	85,573
2019	244,264		4,820,648		3,986		78,665
2020	238,837		4,713,544		3,366		66,429
2021	233,002		4,598,388		3,209		63,331
2022 and thereafter	863,604		17,043,570		4,624		91,256

Total	US$	1,837,388	Ps.	36,261,588	US$	19,521	Ps.	385,254

(1)	Using the exchange rate as of December 31, 2017 of Ps. 19.7354.

Such amounts are determined based on the stipulated rent contained within the agreements without considering renewals and using the prevailing exchange rate and interest rates at December 31, 2017.

b) Rental of land and buildings. The Company has entered into land and property lease agreements with third parties for the premises where it provides its services and where its offices are located. These leases are recognized as operating leases.

Provided below is an analysis of future minimum land and building lease payments denominated in U.S. dollars or Mexican pesos as stablished in the lease agreement:

	Operating leases denominated in U.S. dollars		Equivalent in Mexican pesos*		Operating leases denominated in Mexican pesos
2018	US$	6,718	Ps.	132,582	Ps.	66,243
2019	4,563		90,053		52,575
2020	4,548		89,757		42,335
2021	1,672		32,998		9,168
2022 and thereafter	702		13,854		53,194

Total	US$	18,203	Ps.	359,244	Ps.	223,515

*Convenience translation to U.S. dollars (Ps.19.7354).

c)  Rental expense charged to results of operations is as follows:

	2017		2016		2015
Aircraft and engine (Note 1p)	Ps.	6,072,502	Ps.	5,590,058	Ps.	3,525,336

Real estate:
Airports facilities	44,251		40,591		39,993
Offices, maintenance warehouse and hangar (Note 20)	30,544		33,517		25,889

Total rental expenses on real estate	74,795		74,108		65,882

Total cost of operating leases	Ps.	6,147,297	Ps.	5,664,166	Ps.	3,591,218

During the years ended December 31, 2017, 2016 and 2015 the Company entered into aircraft and spare engines sale and leaseback transactions, resulting in a gain of Ps.65,886, Ps.484,827 and Ps.181,736, respectively, that was recorded under the caption other income in the consolidated statement of operations (Note 20).

During the year ended December 31, 2011, the Company entered into aircraft and spare engines sale and leaseback transactions, which resulted in a loss of Ps.30,706. This loss was deferred on the consolidated statements of financial position and is being amortized over the contractual lease term. As of December 31, 2017 and 2016, the current portion of the loss on sale amounts to Ps.3,047 and Ps.3,047, respectively, which is recorded in the caption of prepaid expenses and other current assets (Note 10), and the non-current portion amounts to Ps.11,413 and Ps.14,460, respectively, which is recorded in the caption of other assets in the consolidated statements of financial position.

For each of the years ended December 31, 2017, 2016 and 2015, the Company amortized a loss of Ps.3,047,  as additional aircraft rental expense.